RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2024
RELATED PARTY TRANSACTIONS

17.	RELATED PARTY TRANSACTIONS

During the year ended December 31, 2024, the two months ended December 31, 2023, and the year ended October 31, 2023, and 2022, the Company incurred the following related party transactions:

17.1	Transactions with the CEO

Through its wholly owned subsidiary, GRU Properties, the Company leases an outdoor grow property located in Trail, Oregon, owned by the Company’s President and CEO (“Trail”). The lease was extended during the year ended October 31, 2021, with a term through December 31, 2025. Lease charges of $72,000 (two months ended December 31, 2023 – $12,000; years ended October 31, 2023, and 2022 - $72,000 and $72,000 respectively) were incurred for the year ended December 31, 2024. The lease liability for Trail at December 31, 2024, was $68,074 (December 31, 2023 - $129,401; October 31, 2023 - $139,014).

During the year ended October 31, 2021, the Company leased an outdoor post-harvest facility located in Medford, Oregon (“Lars”), a facility which is beneficially owned by the CEO, with a term through June 30, 2026. Lease charges for Lars of $196,691 (two months ended December 31, 2023 - $31,827; for the years ended October 31, 2023, and 2022 - $190,035 and $184,500) were incurred for the year ended December 31, 2024. The lease liability for Lars at December 31, 2024, was $284,728 (December 31, 2023 - $445,708; October 31, 2023 - $470,134).

During the year ended October 31, 2021, the CEO leased equipment to the Company, which had a balance due of $nil at December 31, 2024 (December 31, 2024 and October 31, 2023 - $nil). Lease payments of $nil were made against the equipment leases during the year ended December 31, 2024 (for the two months ended December 31, 2023; for the years October 31, 2023, and 2022 - $9,971 and $28.871 respectively).

Leases liabilities payable to the CEO were $352,802 in aggregate at December 31, 2024 (December 31, 2023 - $575,109; October 31, 2023 - $609,148), which are included in the lease liabilities balance of the Company as per Note 7,

During the year ended October 31, 2023, the Company, through GR Unlimited, acquired 87% of the membership units of Canopy from the CEO. All payments necessary for GR Unlimited to exercise its option to acquire 87% of Canopy were equal to payments made by Canopy to purchase a controlling 60% interest of Golden Harvests for aggregate consideration of $1,007,719 comprised of 1,025,000 common shares of the Company with a fair value of $158,181 and cash payments of $849,536. Following GR Unlimited’s acquisition of 87% of the membership units of Canopy in January of 2023, Canopy became owned 87% by GR Unlimited; 7.5% by officers and directors; and 5.5% by the CEO. (Also see Note 23.1).

During April 2024, the Company, through GR Unlimited, acquired the remaining 13% of the membership units in Canopy. As part of this transaction, the Company purchased the CEO’s 5.5% membership interest in Canopy. The consideration due to the CEO is comprised of an upfront cash payment of $66,000 and deferred cash payments of $264,000. (Also see Note 5.1).

17.2	Transactions with Spouse of the CEO

During the year ended December 31, 2024, the Company incurred expenses of $109,998 (for the two months ended December 31, 2023 - $24,039; for the years ended October 31, 2023, and 2022 - $98,846 and $60,000 respectively) for salary paid to the spouse of the CEO. At December 31, 2024, accounts and accrued liabilities payable to this individual were $3,846 (December 31, 2023 - $3,846; October 31, 2023 - $2,692).

During the year ended December 31, 2024, the spouse of the CEO exercised 500,000 stock options into subordinate voting shares. During the year ended December 31, 2024, the Company also issued 300,000 stock options. Subsequent to the date of balance sheet, the Company issued 15,000 restricted stock units. During the year ended October 31, 2023, the spouse of the CEO was granted 500,000 stock options.

During the year ended December 31, 2024, stock options and restricted stock units expense for the spouse of the CEO was $46,847 (for the two months ended December 31, 2023 - $5,144; for the year ended October 31, 2023 - $25,008).

17.3	Transactions with Michigan General Manager (“GM”)

Through its subsidiary, Golden Harvests, the Company leased Morton, owned by the Company’s GM, that is located in Michigan, with a lease term through December 2029. Lease charges of $216,000 (for the two months ended December 31, 2023 - $32,000; for the year ended October 31, 2023 - $180,000) were incurred during the year ended December 31, 2024. The lease liability of Morton at December 31, 2024, was $1,199,697 (December 31, 2023 - $350,668; October 31, 2023 - $377,043).

Through its subsidiary, Golden Harvests, the Company also leased Morton Annex located in Michigan, which is owned by the Company’s GM. The lease term was extended during the two months ended December 31, 2023, through November 2024. Lease charges of $250,000 (for the two months ended December 31, 2023 - $330,000; for the year ended October 31, 2023 - $740,000) were incurred during the year ended December 31, 2024. The lease liability of Morton Annex at December 31, 2024, was $nil (December 31, 2023 - $239,871; October 31, 2023 - $29,774).

During April 2024, the Company, through Canopy, acquired an additional 20% of the membership units in Golden Harvest from the GM for aggregate consideration of $1,644,695, comprised of deferred cash payments of $2,000,000 plus true-up amounts. Distributions of $530,000 was paid to the GM during the year ended December 31, 2024 and true-up amounts of $530,000 were paid to the GM.

17.4	Transactions with Key Management Personnel

Key management personnel consist of the President and CEO; the CFO, the COO, and GM and the SVP of the Company. The compensation to key management is presented in the following table:

	December 31, 2024	December 31, 2023	October 31, 2023	October 31, 2022
	$	$	$	$
Salaries and consulting fees	1,199,069	240,105	880,195	1,118,694
Royalty fees paid to GM	263,000	-	-	-
Stock options and RSU expense	373,683	32,894	161,422	33,125
Total	1,835,752	272,999	1,041,617	1,151,819

*	SVP’s effective last day was December 31, 2023

Stock options granted to key management personnel and close family members of key management personnel include the following. During the year ended December 31, 2024, 1,400,000 options were granted to the CEO; 170,000 options granted to the CFO, and 300,000 options granted to the GM. During the year ended December 31, 2024, the CFO exercised 1,000,000 stock options into common shares. During the two months ended December 31, 2023, no options were granted to key management personnel. During the year ended October 31, 2023, 1,500,000 options were granted to the CEO; 750,000 options were granted to the CFO; 750,000 options were granted to the SVP; and 175,000 options to the GM.

During the year ended October 31, 2023, the SVP purchased December 2022 Convertible Debentures with a principal balance of $50,000 and was issued 167,912 December Warrants.

During the two months ended December 31, 2023, the SVP converted the $50,000 convertible debentures and exercised the 167,912 December Warrants. This resulted in the issuance of 336,775 subordinate voting shares at a price of CAD$0.20 per share in accordance with the December Convertible Debentures, in addition to the issuance of 167,912 subordinate voting shares at an exercise price of $0.25 CAD per subordinate voting share upon the exercise of the December Warrants.

During the year ended October 31, 2023, the Company issued 200,000 shares to the GM, which represented a portion of consideration for the acquisition of Golden Harvests.

During the year ended December 31, 2024, 333,900 restricted stock units were granted to the CEO (for the two months ended December 31, 2023 – nil; year ended October 31, 2023 - nil). Subsequent to the date of balance sheet, 781,250 restricted stock units were granted to the CEO and 93,750 restricted stock units were granted to the CFO.

Accounts payable, accrued liabilities, and lease liabilities due to key management at December 31, 2024, totaled $1,834,412, of which $1,552,499 is included in lease liabilities as per Note 7, and $281,913 is included in accounts payable and accrued liabilities as per Note 18.5 (December 31, 2023 - $1,230,808 of which $1,165,648 is included in lease liabilities as per Note 7 and $65,160 in accounts payable and accrued liabilities as per Note 18.5; October 31, 2023 - $1,118,763 of which $1,015,965 is included in lease liabilities as per Note 7 and $102,798 is included in accounts payables and accrued liabilities as per Note 18.5).

17.5	Debt balances and movements with related parties

The following table sets out portions of debt pertaining to related parties:

	CEO	SVP	Director	COO	GM	Total
	$	$	$	$	$	$
Balance - October 31, 2021	65,539	131,078	196,617	163,750	358,537	915,521
Interest	24,621	49,242	73,863	1,250	62,863	211,839
Payments	(43,361)	(86,717)	(130,076)	(165,000)	(61,400)	(486,554)
Balance - October 31, 2022	46,799	93,603	140,404	-	360,000	640,806
Interest	15,649	31,297	46,947	-	64,800	158,693
Payments	(55,778)	(111,555)	(167,333)	-	(64,800)	(399,466)
Balance - October 31, 2023	6,670	13,345	20,018	-	360,000	400,033
Interest	399	794	1,190	-	10,800	13,183
Payments	(7,069)	(14,139)	(21,208)	-	(10,800)	(53,216)
Balance - December 31, 2023	-	-	-	-	360,000	360,000
Borrowed	264,000	-	120,000	-	1,134,952	1,518,952
Interest	7,981	-	3,628	-	802,841	814,450
Payments	(48,839)	-	(22,200)	-	(594,800)	(665,839)
Balance - December 31, 2024	223,142	-	101,428	-	1,702,993	2,027,563

Pursuant to the loan and related agreements transacted during the year ended October 31, 2020, the CEO, SVP, and a director obtained 5.5%; 1%; and 2.5% of GR Michigan, respectively; third parties obtained 4% as part of the agreements, such that GR Michigan has a 13% non-controlling interest (Note 23.1). These parties, except the CEO, obtained the same interests in Canopy; the CEO obtained 92.5% of Canopy Management, of which 87% was acquired by the Company in January 2023 (Note 23.2); all payments necessary for the Company to exercise its option to acquire 87% of Canopy were equal to payments made by Canopy to purchase a controlling 60% interest of Golden Harvests. Interest payments of $64,800 were made on the business acquisition consideration payable of $360,000 for the year ended December 31, 2024 (for the two months ended December 31, 2023 - $10,400; for the year ended October 31, 2023 - $64,800). (Alse see Note 5.2).

Pursuant to the Canopy purchase agreement executed on April 24, 2024, the Company, through GR Unlimited, acquired the remaining 13% of the membership units in Canopy. As part of this transaction, the Company purchased a 5.5% membership interest in Canopy from the CEO, comprised of an upfront cash payment of $66,000 and deferred cash payments of $264,000. Additionally, the Company purchased a 2.5% membership interest in Canopy from a Director, comprised of an upfront cash payment of $30,000 and deferred cash payments of $120,000. The deferred cash payments are to be paid in 48 equal installments with a 5.21% interest rate applied.

Principal payments of $40,277 and interest payments of $8,562 were made on the business acquisition consideration payable ($264,000) due to the CEO for the year ended December 31, 2024 (for the two months ended December 31, 2023, and the year ended October 31, 2023 - $nil). Principal payments of $18,308 and interest payments of $3,892 were made on the business acquisition consideration payable ($120,000) due to the Director for the year ended December 31, 2024 (for the two months ended December 31, 2023, and the year ended October 31, 2023 - $nil). (Also see Note 5.1).

During April 2024, the Company, through Canopy, acquired an additional 20% of the membership units in Golden Harvest from the GM for aggregate present value consideration of $2,342,207, comprised of deferred cash payments of $2,000,0000 plus true-up amounts. Pursuant to the purchase agreement executed on April 24, 2024, the deferred cash payments are to be paid in thirteen quarterly installments beginning on January 1, 2025. True-up payments of $530,000 were made on the business acquisition consideration payable of $1,134,952 for the year ended December 31, 2024 (for the two months ended December 31, 2023, and the year ended October 31, 2023 - $nil). (Also see Note 5.2).

17.6	Transactions with Directors

During the year ended December 31, 2024, options of 250,000 were exercised into subordinate voting shares by an independent Director. Options of 510,000 were also granted to independent Directors during the year ended December 31, 2024. During the two months ended December 31, 2023, no options were granted to independent directors. During the year ended October 31, 2023, 1,250,000 stock options were granted to three board of directors.

Restricted stock units of 120,300 were also granted to independent Directors during the year ended December 31, 2024. Subsequent to the date of balance sheet, 281,250 restricted stock units were granted to independent Directors. During the two months ended December 31, 2023, and the year ended October 31, 2023, no restricted stock units were granted to independent Directors.

Compensation to the board of directors during the year ended December 31, 2024, was $78,000, (for the two months ended December 31, 2023 – $3,000; for the years ended October 31, 2023, and 2022 - $18,000 and $18,000).

17.7	Transactions with ABCO Garden State, LLC

Please see Note 6.2 for transactions relating to Investment in ABCO and Notes 6.3.1, 6.3.2, 6.3.3 and 6.3.4 for promissory notes executed to ABCO. During the year ended December 31, 2024, GR Unlimited charged fees of $729,400 to ABCO under its consulting agreement (see note 2.6.2) which is included as part of the Company’s service revenues (see note 22).